Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Amortized cost	$ 152,443	$ 131,312
Allowance for credit losses on debt securities at FVOCI	(35)	(33)
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 99,067	$ 91,113